United States

Securities and Exchange Commission

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01519

STATE FARM ASSOCIATES’ FUNDS TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza

Bloomington, IL 61710-0001

(Address of principal executive offices) (Zip code)

Michael L. Tipsord	Alan Goldberg
One State Farm Plaza	Bell, Boyd & Lloyd LLC
Bloomington, Illinois 61710-0001	Three First National Plaza
70 West Madison St., Suite 3100
Chicago, Illinois 60602

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-0740

Date of fiscal year end: 11/30/2005

Date of reporting period: 02/28/2005

ITEM 1. SCHEDULE OF INVESTMENTS.

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS

February 28, 2005

(Unaudited)

	Shares	Value
Common Stocks (98.49%)

Agriculture, Foods, & Beverage (8.20%)
Archer-Daniels-Midland Co.	3,477,500	$83,807,750
Campbell Soup Co.	92,000	2,548,400
Hershey Foods Corp.	226,400	14,263,200
Kellogg Co.	930,000	40,920,000
McCormick & Co. Inc.	428,600	16,282,514
Pepsico Inc.	586,100	31,567,346
Sysco Corp.	584,500	20,118,490
The Coca-Cola Co.	888,500	38,027,800

		247,535,500

Banks (7.08%)
AmSouth Bancorporation	333,637	8,334,252
Bank of America Corp.	628,936	29,339,864
Fifth Third Bancorp	191,000	8,551,070
M&T Bank Corp.	179,700	17,792,097
Northern Trust Corp.	144,000	6,084,000
Popular Inc.	1,660,632	43,990,142
SunTrust Banks Inc.	334,600	24,238,424
Wells Fargo & Co.	1,268,400	75,317,592

		213,647,441

Building Materials & Construction (1.99%)
Vulcan Materials Co.	1,039,200	60,128,112

Chemicals (6.62%)
Air Products & Chemicals Inc.	830,000	51,974,600
EI du Pont de Nemours and Co.	496,104	26,442,343
International Flavors & Fragrances Inc.	561,000	23,163,690
Sigma-Aldrich Corp.	1,375,000	84,713,750
The Dow Chemical Co.	243,000	13,401,450

		199,695,833

Computer Software & Services (7.02%)
Applied Materials Inc. (a)	719,400	12,589,500
Automatic Data Processing Inc.	149,000	6,401,040
Check Point Software Technologies Ltd. (a)	129,850	2,873,580
Intel Corp.	2,247,800	53,902,244
KLA Tencor Corp. (a)	247,200	12,214,152
Linear Technology Corp.	703,200	27,466,992
Microsoft Corp.	3,235,500	81,469,890
SAP AG	93,300	15,071,701

		211,989,099

Computers (3.86%)
Hewlett-Packard Co.	3,019,400	62,803,520
International Business Machines Corp.	580,000	53,696,400

		116,499,920

Consumer & Marketing (4.95%)
AptarGroup Inc.	190,800	$9,849,096
Colgate-Palmolive Co.	436,300	23,088,996
Nestle SA ADR	456,800	31,804,426
The Gillette Co.	661,800	33,255,450
The Procter & Gamble Co.	809,600	42,981,664
Unilever NV ADR	125,446	8,391,083

		149,370,715

Electronic/Electrical Mfg. (4.26%)
Agilent Technologies Inc. (a)	548,071	13,153,704
Emerson Electric Co.	189,300	12,554,376
General Electric Co.	2,921,700	102,843,840

		128,551,920

Financial Services (4.97%)
Citigroup Inc.	1,485,633	70,894,407
MBNA Corp.	837,675	21,251,814
Wachovia Corp.	1,091,900	57,881,619

		150,027,840

Health Care (16.35%)
Abbott Laboratories	413,800	19,030,662
Biomet Inc.	3,487,500	147,242,250
Eli Lilly & Co.	997,000	55,832,000
Johnson & Johnson	2,481,600	162,792,960
Medtronic Inc.	135,800	7,077,896
Merck & Co. Inc.	675,700	21,419,690
Pfizer Inc.	3,047,300	80,113,517

		493,508,975

Machinery & Manufacturing (5.61%)
3M Co.	497,000	41,718,180
Caterpillar Inc.	421,700	40,082,585
HNI Corp.	1,439,200	62,777,904
Illinois Tool Works Inc.	276,100	24,779,975

		169,358,644

Media & Broadcasting (4.22%)
Reuters Group PLC ADR	155,433	7,350,427
SBS Broadcasting SA ADR (a)	360,181	15,343,711
The Walt Disney Co.	2,728,640	76,238,201
Viacom Inc. Class B	811,100	28,307,390

		127,239,729

Mining & Metals (2.13%)
BHP Billiton PLC	941,859	14,056,615
Newmont Mining Corp. Holding Co.	36,700	1,652,234
Nucor Corp.	265,600	16,557,504

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Mining & Metals (Cont.)
Rio Tinto PLC ADR	226,800	$32,108,076

		64,374,429

Oil & Gas (12.76%)
Anadarko Petroleum Corp.	105,100	8,077,986
BG Group PLC	3,199,100	25,101,946
Bill Barrett Corp. (a)	275,000	8,607,500
BP Amoco PLC ADR	626,392	40,665,369
ChevronTexaco Corp.	1,060,000	65,804,800
Devon Energy Corp.	212,204	9,929,025
Exxon Mobil Corp.	2,615,200	165,568,312
Royal Dutch Petroleum Co. ADR	516,300	32,573,367
Tidewater Inc.	154,191	6,363,462
Western Gas Resources Inc.	608,600	22,518,200

		385,209,967

Retailers (3.02%)
Home Depot Inc.	396,400	15,863,928
McDonald’s Corp.	292,200	9,665,976
Wal-Mart Stores Inc.	1,270,500	65,570,505

		91,100,409

Telecom & Telecom Equipment (4.74%)
ADC Telecommunications Inc. (a)	1,800,000	4,140,000
BellSouth Corp.	485,300	12,520,740
Cisco Systems Inc. (a)	1,186,200	20,663,604
Corning Inc. (a)	1,284,600	14,734,362
Motorola Inc.	792,000	12,402,720
Nokia Corp. ADR	1,181,100	19,062,954
SBC Communications Inc.	1,497,512	36,015,164
Verizon Communications	411,000	14,783,670
Vodafone Group PLC ADR	336,900	8,857,101

		143,180,315

Utilities & Energy (0.71%)
Duke Energy Corp.	799,900	21,589,301

Total Common Stocks (cost $1,397,251,006)		2,973,008,149

Short-term Investments (1.08%)
JPMorgan Treasury Plus Money Market Fund	32,534,972	$32,534,972

Total Short-term Investments (cost $32,534,972)		32,534,972

TOTAL INVESTMENTS (99.57%) (cost $1,429,785,978)		3,005,543,121
OTHER ASSETS, NET OF LIABILITIES (0.43%)		12,954,703

NET ASSETS (100.00%)		$3,018,497,824

(a)	Non-income producing security.

ADR - American Depository Receipts

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS

February 28, 2005

(Unaudited)

	Shares	Value
Common Stocks (62.14%)
Agriculture, Foods, & Beverage (4.92%)
Archer-Daniels-Midland Co.	940,561	$22,667,520
Campbell Soup Co.	26,000	720,200
Hershey Foods Corp.	34,400	2,167,200
Kellogg Co.	310,000	13,640,000
Pepsico Inc.	98,200	5,289,052
Sara Lee Corp.	58,000	1,299,200
The Coca-Cola Co.	190,000	8,132,000

		53,915,172

Banks (4.36%)
AmSouth Bancorporation	52,312	1,306,754
Bank of America Corp.	89,800	4,189,170
Fifth Third Bancorp	56,600	2,533,982
M&T Bank Corp.	30,400	3,009,904
Northern Trust Corp.	41,000	1,732,250
Popular Inc.	333,848	8,843,633
SunTrust Banks Inc.	54,300	3,933,492
Wells Fargo & Co.	373,800	22,196,244

		47,745,429

Building Materials & Construction (0.85%)
Vulcan Materials Co.	160,200	9,269,172

Chemicals (4.02%)
Air Products & Chemicals Inc.	230,000	14,402,600
EI du Pont de Nemours and Co.	108,705	5,793,977
International Flavors & Fragrances Inc.	120,000	4,954,800
Sigma-Aldrich Corp.	245,500	15,125,255
The Dow Chemical Co.	69,000	3,805,350

		44,081,982

Computer Software & Services (3.35%)
Applied Materials Inc. (a)	114,400	2,002,000
Automatic Data Processing Inc.	28,900	1,241,544
Intel Corp.	530,700	12,726,186
KLA Tencor Corp. (a)	37,400	1,847,934
Linear Technology Corp.	81,600	3,187,296
Microsoft Corp.	625,400	15,747,572

		36,752,532

Computers (2.72%)
Hewlett-Packard Co.	754,000	15,683,200
International Business Machines Corp.	152,100	14,081,418

		29,764,618

Consumer & Marketing (3.27%)
AptarGroup Inc.	45,900	2,369,358
Nestle SA ADR	101,000	7,032,064
The Gillette Co.	300,000	15,075,000
The Procter & Gamble Co.	185,200	$9,832,268
Unilever NV ADR	22,857	1,528,905

		35,837,595

Electronic/Electrical Mfg. (2.56%)
Agilent Technologies Inc. (a)	143,787	3,450,888
Emerson Electric Co.	31,200	2,069,184
General Electric Co.	635,700	22,376,640
Texas Instruments Inc.	6,300	166,761

		28,063,473

Financial Services (3.48%)
Citigroup Inc.	307,000	14,650,040
MBNA Corp.	240,975	6,113,536
Wachovia Corp.	327,620	17,367,136

		38,130,712

Health Care (10.66%)
Allergan Inc.	77,400	5,818,932
Beckman Coulter Inc.	20,100	1,416,045
Biomet Inc.	911,250	38,472,975
Eli Lilly & Co.	212,000	11,872,000
Forest Laboratories Inc. (a)	20,900	892,430
Johnson & Johnson	417,700	27,401,120
Medtronic Inc.	21,600	1,125,792
Merck & Co. Inc.	144,100	4,567,970
Pfizer Inc.	960,000	25,238,400

		116,805,664

Machinery & Manufacturing (3.26%)
3M Co.	124,600	10,458,924
Caterpillar Inc.	131,200	12,470,560
HNI Corp.	160,000	6,979,200
Illinois Tool Works Inc.	65,300	5,860,675

		35,769,359

Media & Broadcasting (4.25%)
Lee Enterprises Inc. Class A	42,000	1,915,200
Lee Enterprises Inc. Class B (b)	42,000	1,915,200
Reuters Group PLC ADR	200,433	9,478,477
The Walt Disney Co.	1,065,995	29,783,900
Viacom Inc. Class B	98,900	3,451,610

		46,544,387

Mining & Metals (2.31%)
Newmont Mining Corp. Holding Co.	29,200	1,314,584
Nucor Corp.	218,400	13,615,056
Rio Tinto PLC ADR	73,250	10,370,003

		25,299,643

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2005

(Unaudited)

	Shares or principal amount	Value
Common Stocks (Cont.)

Oil & Gas (7.20%)
BG Group PLC	256,800	$2,014,998
BP Amoco PLC ADR	115,786	7,516,827
ChevronTexaco Corp.	288,000	17,879,040
Devon Energy Corp.	76,170	3,563,994
Exxon Mobil Corp.	448,000	28,362,880
Royal Dutch Petroleum Co. ADR	216,400	13,652,676
Western Gas Resources Inc.	158,600	5,868,200

		78,858,615

Retailers (1.71%)
Home Depot Inc.	32,800	1,312,656
McDonald’s Corp.	96,700	3,198,836
Wal-Mart Stores Inc.	276,700	14,280,487

		18,791,979

Telecom & Telecom Equipment (2.91%)
ADC Telecommunications Inc. (a)	1,032,800	2,375,440
BellSouth Corp.	47,800	1,233,240
Cisco Systems Inc. (a)	207,400	3,612,908
Corning Inc. (a)	372,300	4,270,281
Motorola Inc.	192,000	3,006,720
Nokia Corp. ADR	144,900	2,338,686
SBC Communications Inc.	470,024	11,304,077
Verizon Communications	38,700	1,392,039
Vodafone Group PLC ADR	87,500	2,300,375

		31,833,766

Utilities & Energy (0.31%)
Duke Energy Corp.	125,900	3,398,041

Total Common Stocks (cost $298,644,861)		680,862,139

Corporate Bonds (18.10%)

Agriculture, Foods, & Beverage (1.47%)
Pioneer Hi-Bred International Inc.
5.750%, 01/15/2009	$3,000,000	3,145,752
Archer-Daniels-Midland Co.
5.870%, 11/15/2010	2,950,000	3,120,433
The Coca-Cola Co.
5.750%, 03/15/2011	3,000,000	3,185,886
HJ Heinz Co.
6.625%, 07/15/2011	3,000,000	3,323,088
Sara Lee Corp.
6.250%, 09/15/2011	2,000,000	2,188,158
Kraft Foods Inc.
6.250%, 06/01/2012	1,000,000	1,089,289

		16,052,606

	Principal amount	Value
Corporate Bonds (Cont.)

Automotive (0.75%)
Toyota Motor Credit
5.650%, 01/15/2007	$2,000,000	$2,060,660
Ford Motor Credit Co.
5.800%, 01/12/2009	3,000,000	2,996,880
General Motors Acceptance Corp.
7.750%, 01/19/2010	3,000,000	3,131,190

		8,188,730

Banks (0.09%)
JPMorgan Chase & Co.
5.350%, 03/01/2007	1,000,000	1,025,818

Building Materials & Construction (0.57%)
Masco Corp.
6.750%, 03/15/2006	3,000,000	3,096,552
Vulcan Materials Co.
6.000%, 04/01/2009	3,000,000	3,149,571

		6,246,123

Chemicals (0.57%)
The Dow Chemical Co.
6.125%, 02/01/2011	3,000,000	3,230,682
EI du Pont de Nemours and Co.
4.875%, 04/30/2014	3,000,000	3,031,845

		6,262,527

Computers (0.29%)
International Business Machines Corp.
5.375%, 02/01/2009	3,000,000	3,127,467

Consumer & Marketing (1.86%)
Hasbro Inc.
5.600%, 11/01/2005	2,000,000	2,020,000
Kimberly Clark Corp.
7.100%, 08/01/2007	3,000,000	3,217,017
Avery Dennison Corp.
5.900%, 12/01/2008	5,000,000	5,230,435
The Procter & Gamble Co.
6.875%, 09/15/2009	3,000,000	3,316,479
Unilever Capital Corp.
7.125%, 11/01/2010	3,000,000	3,385,149
Clorox Co.
6.125%, 02/01/2011	3,000,000	3,232,290

		20,401,370

Electronic/Electrical Mfg. (0.29%)
Emerson Electric Co.
5.850%, 03/15/2009	3,000,000	3,164,775

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2005

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)

Financial Services (1.09%)
Household Finance Corp.
7.200%, 07/15/2006	$3,000,000	$3,137,271
Citigroup Inc.
5.000%, 03/06/2007	1,000,000	1,019,581
General Electric Capital Corp.
7.375%, 01/19/2010	2,000,000	2,250,184
BellSouth Capital Funding Corp.
7.750%, 02/15/2010	3,000,000	3,421,827
Wells Fargo Financial
6.125%, 04/18/2012	2,000,000	2,141,426

		11,970,289

Health Care (1.81%)
Abbott Laboratories
5.625%, 07/01/2006	3,000,000	3,072,957
Bristol-Myers Squibb Co.
4.750%, 10/01/2006	3,000,000	3,041,109
Abbott Laboratories
3.500%, 02/17/2009	1,000,000	976,862
Johnson & Johnson
6.625%, 09/01/2009	3,000,000	3,274,626
Becton Dickinson & Co.
7.150%, 10/01/2009	3,000,000	3,331,995
Eli Lilly & Co.
6.000%, 03/15/2012	2,000,000	2,169,296
Merck & Co. Inc.
4.375%, 02/15/2013	2,000,000	1,942,802
Schering Plough Corp.
5.550%, 12/01/2013	1,000,000	1,039,280
Pfizer Inc.
4.500%, 02/15/2014	1,000,000	984,784

		19,833,711

Machinery & Manufacturing (1.70%)
United Technologies Corp.
7.000%, 09/15/2006	3,000,000	3,135,132
Illinois Tool Works Inc.
5.750%, 03/01/2009	3,000,000	3,162,594
Caterpillar Inc.
7.250%, 09/15/2009	3,000,000	3,337,458
Honeywell International Inc.
7.500%, 03/01/2010	3,000,000	3,394,248
Deere & Co.
7.850%, 05/15/2010	3,000,000	3,454,941
Dover Corp.
6.500%, 02/15/2011	2,000,000	2,191,828

		18,676,201

Media & Broadcasting (0.88%)
The Walt Disney Co.
5.500%, 12/29/2006	$2,000,000	$2,053,180
Gannett Co.
5.500%, 04/01/2007	1,000,000	1,030,247
The Washington Post Co.
5.500%, 02/15/2009	3,000,000	3,124,131
Knight-Ridder Inc.
7.125%, 06/01/2011	3,000,000	3,382,494

		9,590,052

Mining & Metals (0.50%)
Alcan Inc.
6.450%, 03/15/2011	2,000,000	2,187,116
Alcoa Inc.
6.500%, 06/01/2011	3,000,000	3,297,489

		5,484,605

Oil & Gas (0.57%)
Northern Illinois Gas
5.875%, 08/15/2008	3,000,000	3,155,010
Texaco Capital
5.500%, 01/15/2009	3,000,000	3,130,812

		6,285,822

Pharmaceuticals (0.45%)
GlaxoSmithKline
4.375%, 04/15/2014	3,000,000	2,893,719
Astrazeneca PLC SP
5.400%, 06/01/2014	2,000,000	2,075,124

		4,968,843

Retailers (0.90%)
Albertsons Inc.
6.950%, 08/01/2009	3,000,000	3,287,181
Wal-Mart Stores Inc.
6.875%, 08/10/2009	3,000,000	3,305,655
McDonald’s Corp.
6.000%, 04/15/2011	3,000,000	3,240,828

		9,833,664

Telecom & Telecom Equipment (2.03%)
Deutsche Telekom International Financial
8.250%, 06/15/2005	3,000,000	3,041,841
US West Communications
5.625%, 11/15/2008	5,000,000	5,025,000
Motorola Inc.
7.625%, 11/15/2010	3,000,000	3,415,230
Verizon New Jersey Inc.
5.875%, 01/17/2012	3,000,000	3,163,542

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2005

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)

Telecom & Telecom Equipment (Cont.)
SBC Communications Inc.
5.875%, 02/01/2012	$3,000,000	$3,175,167
Telstra Corp. Ltd.
6.375%, 04/01/2012	2,000,000	2,198,496
Alltel Corp.
7.000%, 07/01/2012	2,000,000	2,271,726

		22,291,002

Utilities & Energy (2.28%)
Virginia Electric & Power
5.375%, 02/01/2007	3,000,000	3,074,613
PPL Electric Utilities
5.875%, 08/15/2007	2,000,000	2,075,378
Duke Energy Corp.
7.375%, 03/01/2010	3,000,000	3,365,589
IES Utilities
6.750%, 03/15/2011	2,000,000	2,190,222
Florida Power Corp.
6.650%, 07/15/2011	3,000,000	3,325,596
Wisconsin Public Service
6.125%, 08/01/2011	3,000,000	3,267,180
Pacificorp
6.900%, 11/15/2011	2,000,000	2,255,228
Tampa Electric Co.
6.875%, 06/15/2012	3,000,000	3,366,978
MidAmerican Energy Co.
5.125%, 01/15/2013	2,000,000	2,047,450

		24,968,234

Total Corporate Bonds (cost $185,446,068)		198,371,839

Government Agency Securities (0.97%)

Federal National Mortgage Association
6.000%, 05/15/2008	10,000,000	10,585,620

Total Government Agency Securities (cost $9,792,885)		10,585,620

U.S. Treasury Obligations (15.00%)

U.S. Treasury Bonds
9.375%, 02/15/2006	11,500,000	12,162,595
10.000%, 05/15/2010	7,000,000	7,102,263

U.S. Treasury Notes
6.500%, 05/15/2005	4,500,000	4,535,154
5.875%, 11/15/2005	6,000,000	6,115,080
6.125%, 08/15/2007	15,000,000	15,860,160
3.000%, 11/15/2007	20,000,000	19,638,280
5.500%, 02/15/2008	4,000,000	4,195,936
3.125%, 10/15/2008	15,000,000	14,633,790
5.750%, 08/15/2010	5,000,000	5,413,280

	Shares or principal amount	Value
U.S. Treasury Obligations (Cont.)

U.S. Treasury Notes (Cont.)
5.000%, 08/15/2011	$5,000,000	$5,239,260
4.875%, 02/15/2012	10,000,000	10,419,920
4.375%, 08/15/2012	10,000,000	10,101,950
3.875%, 02/15/2013	10,000,000	9,739,450
3.625%, 05/15/2013	10,000,000	9,574,220
4.250%, 08/15/2013	10,000,000	9,953,910
4.250%, 11/15/2013	10,000,000	9,941,800
4.000%, 02/15/2014	10,000,000	9,749,610

Total U.S. Treasury Obligations (cost $166,106,132)		164,376,658

Short-term Investments (3.16%)
New Center Asset Trust,
2.600%, 03/01/2005	22,000,000	22,000,000
JPMorgan Treasury Plus Money Market Fund	12,580,924	12,580,924

Total Short-term Investments (cost $34,580,924)		34,580,924

TOTAL INVESTMENTS (99.37%) (cost $694,570,870)		1,088,777,180

OTHER ASSETS, NET OF LIABILITIES (0.63%)		6,915,040

NET ASSETS (100.00%)		$1,095,692,220

(a)	Non-income producing security.

(b)	Illiquid and fair valued due to sales restrictions on Class B shares. At February 28, 2005, the value of this security amounted to $ 1,915,200 or 0.17% of net assets.

ADR - American Depository Receipts

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST INTERIM FUND

SCHEDULE OF INVESTMENTS

February 28, 2005

(Unaudited)

	Shares or principal amount	Value
U.S. Treasury Obligations (95.58%)

U.S. Treasury Notes
6.500%, 05/15/2005	$3,000,000	$3,023,436
6.500%, 08/15/2005	7,000,000	7,114,842
5.750%, 11/15/2005	11,000,000	11,200,233
5.625%, 02/15/2006	8,000,000	8,182,184
4.625%, 05/15/2006	7,000,000	7,104,181
6.500%, 10/15/2006	4,000,000	4,187,500
3.500%, 11/15/2006	11,000,000	10,996,128
6.250%, 02/15/2007	4,000,000	4,202,500
6.625%, 05/15/2007	3,000,000	3,189,375
4.375%, 05/15/2007	5,000,000	5,078,320
3.250%, 08/15/2007	10,000,000	9,902,730
6.125%, 08/15/2007	9,000,000	9,516,096
5.500%, 02/15/2008	15,000,000	15,734,760
5.625%, 05/15/2008	5,000,000	5,275,195
3.250%, 08/15/2008	5,000,000	4,907,810
4.750%, 11/15/2008	10,000,000	10,309,770
3.000%, 02/15/2009	5,000,000	4,837,500
3.125%, 04/15/2009	8,000,000	7,761,560
5.500%, 05/15/2009	10,000,000	10,618,360
6.000%, 08/15/2009	11,000,000	11,913,946
6.500%, 02/15/2010	15,000,000	16,667,580
5.750%, 08/15/2010	10,000,000	10,826,560

Total U.S. Treasury Obligations (cost $183,444,387)		182,550,566

Short-term Investments (4.73%)
New Center Asset Trust,
2.600%, 03/01/2005	8,000,000	8,000,000
JPMorgan Treasury Plus Money Market Fund	1,039,217	1,039,217

Total Short-term Investments (cost $9,039,217)		9,039,217

TOTAL INVESTMENTS (100.31%) (cost $192,483,604)		191,589,783
LIABILITIES, NET OF OTHER ASSETS (-0.31%)		(597,130)

NET ASSETS (100.00%)		$190,992,653

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

February 28, 2005

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P)(b)	Principal amount	Value
Long-term Municipal Bonds (98.88%)

Alabama (1.59%)
City of Birmingham, Alabama, General Obligation Refunding Bonds, Series 2002A	5.500%	04/01/2013	Aaa	$2,000,000	$2,251,120
Limestone County Board of Education, Alabama, Capital Outlay Tax Anticipation Warrants, Series 1998	4.900%	07/01/2015	Aaa	2,465,000	2,590,000
City of Hoover, Alabama, General Obligation Warrants	5.000%	03/01/2017	Aaa	2,000,000	2,182,080

					7,023,200

Alaska (1.57%)
Municipality of Anchorage, Alaska, 1994 General Obligation School Bonds	5.400%	07/01/2005	Aaa	1,100,000	1,114,014
Municipality of Anchorage, Alaska, 2000 General Obligation General Purpose
Bonds, Series A (Prerefunded to 09-01-2010 @ 100) (a)	5.625%	09/01/2013	Aaa	1,500,000	1,688,385
Municipality of Anchorage, Alaska, Senior Lien Refunding Electric Revenue Bonds, 1996	6.500%	12/01/2014	Aaa	2,000,000	2,449,000
Matanuska-Susitna Borough, Alaska, General Obligation School Bonds, 1999 Series A (Prerefunded to 03-01-2009 @ 100) (a)	5.000%	03/01/2015	Aaa	1,565,000	1,686,898

					6,938,297

Arizona (3.02%)
City of Phoenix, Arizona, General Obligation Refunding Bonds, Series 1993 A	5.300%	07/01/2006	Aa1	2,340,000	2,425,270
Maricopa County, Arizona, Unified School District No. 69, Paradise Valley School Improvement Bonds, Series 1994A	7.100%	07/01/2008	A1	1,000,000	1,124,820
Maricopa County, Arizona, Unified School District No. 69, Paradise Valley School Improvement Bonds, Series 1994A	7.000%	07/01/2009	A1	1,200,000	1,377,624
Maricopa County, Arizona, Unified School District No. 69, Paradise Valley School Improvement Bonds, Series 1994A	7.000%	07/01/2010	A1	2,500,000	2,944,375
Mesa Unified School District No. 4 of Maricopa County, Arizona, School Improvement Bonds, Project of 1995, Series D (1997) (Prerefunded to 07-01-2007 @ 100) (a)	4.750%	07/01/2010	Aaa	4,250,000	4,455,955
Salt River Project Arizona Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Refunding Revenue Bonds, 2002 Series C	5.000%	01/01/2015	Aa2	900,000	977,571

					13,305,615

Arkansas (2.78%)
State of Arkansas, Federal Highway Grant Anticipation and Tax Revenue Bonds, General Obligation, Series 2002	5.000%	08/01/2013	Aa2	5,000,000	5,455,050
State of Arkansas, Federal Highway Grant Anticipation and Tax Revenue Bonds, General Obligation, Series 2002	5.000%	08/01/2014	Aa2	2,000,000	2,171,180
Bentonville School District No. 6, Benton County, Arkansas, Construction Bonds, Series B	4.250%	06/01/2015	A1	1,020,000	1,027,038
Van Buren Arkansas, School District No. 42, Refunded and Construction	4.500%	04/01/2017	Aaa	1,295,000	1,321,055
Bentonville School District No. 6, Benton County, Arkansas, Construction Bonds, Series B	4.375%	06/01/2017	A1	1,110,000	1,116,993
Bentonville School District No. 6, Benton County, Arkansas, Construction Bonds, Series B	4.500%	06/01/2018	A1	1,155,000	1,163,801

					12,255,117

California (7.44%)
State of California, Various Purpose, General Obligation Bonds	6.000%	10/01/2006	A3	2,000,000	2,104,080
Sacramento County, California, Sanitary District Financing Authority Revenue Bonds, 1995 (Escrowed to Maturity) (a)	5.000%	12/01/2007	AA	2,830,000	2,958,143

See accompanying notes to schedules of investments

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2005

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P)(b)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

California (Cont.)
Sacramento County, California, Sanitary District Financing Authority Revenue Bonds, 1995 (Prerefunded to 12-01-2005 @ 102) (a)	5.000%	12/01/2008	AA	$1,500,000	$1,567,920
State of California, Various Purpose, General Obligation Bonds	5.000%	02/01/2014	A3	3,600,000	3,862,548
Calleguas-Las Virgines, Public Financing Authority Revenue Bonds, Series A (Calleguas Municipal Water District Project)	5.000%	07/01/2015	Aaa	1,000,000	1,090,150
State of California, Various Purpose General Obligation Bonds	5.250%	11/01/2015	A3	3,000,000	3,320,670
Los Angeles Unified School District, County of Los Angeles, California, General Obligation Bonds, Series A 2003	5.375%	07/01/2016	Aaa	3,905,000	4,423,740
State of California, Various Purpose General Obligation Bonds	5.000%	02/01/2017	A3	3,250,000	3,451,435
San Diego Community College District, San Diego County, California, General Obligation Bonds, Election of 2002, Series 2003	5.000%	05/01/2017	Aaa	1,355,000	1,467,126
State of California, Economic Recovery Bonds, Series A	5.000%	07/01/2017	Aa3	5,000,000	5,288,250
Chino Valley Unified School District, (County of San Bernadino, California) General Obligation Bonds, 2002 Election, Series B	5.000%	08/01/2017	Aaa	1,560,000	1,692,475
State of California, General Obligation Bonds	5.000%	12/01/2017	A3	1,500,000	1,578,570

					32,805,107

Colorado (5.33%)
Arapahoe County School District No. 6, Colorado, Littleton Public Schools General Obligation Improvement Bonds, Series 1995A (Prerefunded to 12-01-2006 @ 102) (a)	5.000%	12/01/2007	Aa2	2,000,000	2,125,900
Cherry Creek School District No. 5, (Arapahoe County, Colorado), General Obligation Bonds, Series 1999	5.500%	12/15/2009	Aa2	2,000,000	2,204,280
Mesa County Valley School District No. 51, County of Mesa, State of Colorado, General Obligation Bonds, Series 1996 (Prerefunded to 12-01-2006 @ 101) (a)	5.300%	12/01/2010	Aaa	2,540,000	2,688,463
St. Vrain School District # R3-1J, Colorado, General Obligation, Series 1997	5.000%	12/15/2012	Aaa	3,135,000	3,337,741
City of Boulder, Colorado, Open Space Acquisition Refunding Bonds, Series 1999	5.000%	08/15/2013	Aa1	1,855,000	1,979,730
School District Number 12 Adams County, Colorado, (Adams 12 Five Star Schools), General Obligation Bonds, Series 2001A	5.250%	12/15/2013	Aaa	3,000,000	3,314,400
El Paso County, Colorado, School District Number 2, Harrison, (El Paso County, Colorado) General Obligation Bonds, Series 2001	5.500%	12/01/2014	Aaa	1,135,000	1,263,051
Weld County School District 6, Weld County, Colorado, General Obligation Bonds, Series 2002	5.250%	12/01/2014	Aaa	1,365,000	1,500,435
El Paso County, Colorado, School District Number 2, Harrison, (El Paso County, Colorado) General Obligation Bonds, Series 2001	5.500%	12/01/2015	Aaa	1,170,000	1,299,039
Weld County School District 6, Weld County, Colorado, General Obligation Bonds, Series 2002	5.250%	12/01/2016	Aaa	1,530,000	1,666,507
Boulder Valley School District No. RE-2, Boulder and Gilpin Counties, Colorado, General Obligation Bonds, Series 1999	4.750%	12/01/2018	Aa3	2,000,000	2,093,160

					23,472,706

Connecticut (1.94%)
State of Connecticut, General Obligation Bonds (Prerefunded to 11-15-2011 @ 100) (a)	5.125%	11/15/2016	Aa3	5,000,000	5,496,950
Clinton, Connecticut, General Obligation Unlimited (Prerefunded to 01-15-2012 @ 100) (a)	5.000%	01/15/2017	Aaa	390,000	429,671
Clinton, Connecticut, General Obligation Unlimited (Prerefunded to 01-15-2012 @ 100) (a)	5.000%	01/15/2018	Aaa	600,000	661,032

See accompanying notes to schedules of investments

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2005

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P)(b)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

Connecticut (Cont.)
The University of Connecticut, General Obligation Bonds, Series A 2004	5.000%	01/15/2018	Aaa	$600,000	$649,980
Town of New Canaan Connecticut, General Obligation Bonds, Issue of 2004	4.750%	06/15/2018	Aaa	1,250,000	1,302,387

					8,540,020

Florida (1.70%)
State of Florida, State Board of Education, Public Education Capital Outlay Refunding Bonds, 1995 Series C (Prerefunded to 06-01-2005 @ 101) (a)	5.125%	06/01/2008	Aa1	2,000,000	2,035,580
State of Florida, State Board of Education, Public Education Capital Outlay, Refunding Bonds, 1999 Series B	5.500%	06/01/2016	Aa1	4,910,000	5,437,481

					7,473,061

Georgia (6.02%)
Forsyth County School District, Georgia, General Obligation Bonds, Series 1995 (Prerefunded to 07-01-2005 @ 102) (a)	5.050%	07/01/2007	Aaa	3,215,000	3,310,293
State of Georgia, General Obligation Bonds, Series 1996C	6.250%	08/01/2009	Aaa	3,590,000	4,071,778
State of Georgia, General Obligation Bonds, Series 1995C	5.700%	07/01/2011	Aaa	2,000,000	2,274,440
Gwinnett County Water & Sewer Authority, Georgia, Revenue Series 1998 (Prerefunded to 08-01-2008 @ 102) (a)	5.000%	08/01/2011	Aaa	4,000,000	4,336,520
State of Georgia, General Obligation Bonds, Series 1995B	5.750%	03/01/2012	Aaa	3,000,000	3,441,600
State of Georgia, General Obligation Bonds, Series 1997A	6.250%	04/01/2012	Aaa	3,000,000	3,537,870
State of Georgia, General Obligation Bonds, Series B (Prerefunded to 05-01-2012 @ 100) (a)	5.125%	05/01/2014	Aaa	5,000,000	5,567,400

					26,539,901

Hawaii (1.77%)
City and County of Honolulu, Hawaii, General Obligation Bonds, 1996 Series A	5.400%	09/01/2009	Aaa	1,775,000	1,879,654
City and County of Honolulu, Hawaii, General Obligation Bonds, 1996 Series A (Prerefunded to 09-01-2008 @ 100) (a)	5.400%	09/01/2009	Aaa	2,225,000	2,418,620
State of Hawaii, General Obligation Bonds of 1992, Series BW	6.375%	03/01/2011	Aa3	3,000,000	3,499,800

					7,798,074

Idaho (0.41%)
Nampa School District No. 131, Canyon County, Idaho, General Obligation School Bonds, Series 2003	4.750%	08/15/2018	A	1,690,000	1,790,031

Illinois (5.75%)
State of Illinois, General Obligation Bonds, Series of September 1996 (Prerefunded to 09-01-2006 @ 102) (a)	5.450%	09/01/2009	Aaa	4,000,000	4,257,680
Forest Preserve District of Kane County, Kane County, Illinois, General Obligation Bonds, Series 1999 (Prerefunded to 12-30-2009 @ 100) (a)	5.000%	12/30/2011	Aa3	2,500,000	2,724,125
School District Number 112 (North Shore), Lake County, Illinois, Refunding School Bonds, Series 2002	5.750%	12/01/2012	Aa1	3,750,000	4,293,188
Lake County Forest Preserve District, Lake County, Illinois, General Obligation Land Acquisition and Development Bonds, Series 2000	5.000%	12/15/2012	Aaa	2,000,000	2,152,480
State of Illinois, General Obligation Bonds, Illinois, First Series of April 2001	5.375%	04/01/2013	Aaa	2,000,000	2,242,400
DuPage County Forest Preserve District, Illinois, General Obligation, Series 1997 (Prerefunded to 10-01-2008 @ 100) (a)	4.900%	10/01/2013	Aaa	3,785,000	4,004,757
Community Unit School District Number 200, DuPage County, Illinois (Wheaton- Warrenville), General Obligation School Building Bonds, Series 1999	5.050%	02/01/2015	Aaa	2,195,000	2,326,524

See accompanying notes to schedules of investments

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2005

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P)(b)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

Illinois (Cont.)
Community Unit School District Number 308, Kendall, Kane and Will Counties, Illinois, General Obligation School Bonds, Series 2003C	5.000%	10/01/2015	Aaa	$1,045,000	$1,135,236
Community Unit School District Number 308, Kendall, Kane and Will Counties, Illinois, General Obligation School Bonds, Series 2003C	5.000%	10/01/2016	Aaa	1,100,000	1,187,461
Community Unit School District No. 5, McLean and Woodford Counties, Illinois, General Obligation Refunding School Bonds, Series 2005	4.000%	12/01/2016	Aaa	1,000,000	1,004,590

					25,328,441

Indiana (1.69%)
Southwest Allen, Indiana, High School Building Corp., 1st Mortgage Refunding Bonds, Series 1996B	4.850%	07/15/2006	Aaa	2,125,000	2,186,243
Eagle-Union Community Schools Building Corporation, Boone County, Indiana, 1st Mortgage Refunding Bonds, Series 1999	4.875%	07/05/2015	Aaa	2,325,000	2,432,647
Highland School Building Corporation, Lake County, Indiana, First Mortgage Refunding Bonds, Series 2003	5.000%	07/10/2016	Aaa	2,635,000	2,845,668

					7,464,558

Iowa (1.01%)
Polk County, Iowa, Essential County Purpose General Obligation Bonds, Series 2001	5.000%	06/01/2014	Aaa	3,325,000	3,531,981
City of West Des Moines, Iowa, General Obligation Bonds, Series 2004A	5.000%	06/01/2018	Aaa	850,000	918,510

					4,450,491

Kansas (2.14%)
Unified School District No. 383, Riley County, Kansas, (Manhattan-Ogden) General Obligation Refunding Bonds, Series 2001	5.000%	11/01/2014	Aaa	2,790,000	3,003,965
Kansas Development Finance Authority, Kansas Water Pollution Control Revolving Fund Revenue Bonds	5.500%	05/01/2015	Aaa	2,000,000	2,289,720
Unified School District No. 233, Johnson County, Kansas, (Olathe) General Obligation School Bonds, Series 2003 B	4.500%	09/01/2016	Aaa	1,000,000	1,029,150
City of Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 1999	4.000%	10/01/2017	Aaa	1,300,000	1,302,977
Derby Kansas Refunded Water Systems, Series A	5.000%	12/01/2017	Aaa	670,000	725,154
Unified School District No. 263, Sedgewick County, Kansas (Mulvane) General Obligation School Building Bonds, Series 2004	5.000%	09/01/2018	Aaa	1,000,000	1,081,640

					9,432,606

Kentucky (1.49%)
Louisville and Jefferson County Metropolitan Sewer District (Commonwealth of Kentucky), Sewer and Drainage System Revenue Bonds, Series 1999A	5.500%	05/15/2009	Aaa	2,720,000	2,982,970
Jefferson County, Kentucky, General Obligation Refunding Bonds, Series 1998A	4.600%	12/01/2013	Aa2	1,665,000	1,759,888
Jefferson County, Kentucky, General Obligation Refunding Bonds, Series 1998A	4.700%	12/01/2014	Aa2	1,745,000	1,843,453

					6,586,311

Louisiana (2.20%)
State of Louisiana, General Obligation Bonds, Series 1997 A (Prerefunded to 04-15-2007 @ 102) (a)	5.375%	04/15/2011	Aaa	5,000,000	5,387,150
State of Louisiana, General Obligation Bonds, Series 2003 A	5.000%	05/01/2018	Aaa	4,000,000	4,322,240

					9,709,390

See accompanying notes to schedules of investments

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2005

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P)(b)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

Maryland (1.20%)
Montgomery County, Maryland, General Obligation Consolidated Public Improvement, 1998 Series A (Prerefunded to 05-01-2008 @ 101) (a)	4.875%	05/01/2013	Aaa	$3,410,000	$3,663,431
State of Maryland, General Obligation Bonds, State and Local Facilities Loan of 2002, Second Series	5.500%	08/01/2014	Aaa	430,000	495,455
Baltimore County Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 2002	5.000%	09/01/2014	Aaa	1,050,000	1,148,689

					5,307,575

Massachusetts (1.58%)
Massachusetts Bay Transportation Authority, General Transportation System Bonds, Series C	5.500%	03/01/2013	Aaa	125,000	141,650
Town of Westborough Massachusetts, General Obligation Bonds, (Unlimited Tax)	5.000%	11/15/2016	Aa2	1,135,000	1,230,658
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2003, Series C (Prerefunded to 08-01-2013 @ 100) (a)	5.250%	08/01/2017	AA-	5,000,000	5,582,450

					6,954,758

Michigan (3.17%)
State of Michigan, General Obligation Bonds, Clean Michigan Initiative Program, Series 1999A	5.500%	11/01/2009	Aa2	3,140,000	3,470,328
Lake Orion Community School District, County of Oakland, State of Michigan, 2000 School Building and Site Bonds, (General Obligation - Unlimited Tax), Series A (Prerefunded to 05-01-2010 @ 100) (a)	5.550%	05/01/2011	Aaa	2,500,000	2,798,800
Northville Public Schools, Michigan, 1997 General Obligation School Building & Site & Refunding (Prerefunded to 05-01-2007 @ 100) (a)	5.100%	05/01/2011	Aaa	3,800,000	4,004,820
Clarkston Community Schools, County of Oakland, State of Michigan, 1998 Refunding Bonds (General Obligation-Unlimited Tax)	4.850%	05/01/2012	Aaa	1,500,000	1,579,800
Avondale School District, Oakland County, Michigan, 1999 Refunding Bonds (Unlimited Tax General Obligation)	4.850%	05/01/2015	Aaa	1,000,000	1,051,810
Avondale School District, Oakland County, Michigan, 1999 Refunding Bonds (Unlimited Tax General Obligation)	4.900%	05/01/2016	Aaa	1,000,000	1,050,560

					13,956,118

Minnesota (1.10%)
Wayzata Independent School District #284, Minnesota, General Obligation School Building Refunding, Series 1998A	5.000%	02/01/2012	Aa2	3,000,000	3,183,360
Anoka Hennepin Independent School District 11, Coon Rapids, Minnesota, General Obligation, Alternative Facility Bonds, Series 2004A	4.000%	02/01/2017	Aaa	1,665,000	1,672,942

					4,856,302

Mississippi (1.03%)
State of Mississippi, General Obligation Refunding Bonds, Series 2001	5.500%	09/01/2013	Aa3	2,000,000	2,268,160
State of Mississippi, General Obligation Refunding Bonds, Series 2002A	5.500%	12/01/2015	Aa3	2,000,000	2,282,340

					4,550,500

Missouri (1.09%)
The School District of St. Joseph, (St. Joseph, Missouri), General Obligation School Building Bonds, Series 2000, (Missouri Direct Deposit Program)	5.450%	03/01/2011	AA+	1,375,000	1,529,165

See accompanying notes to schedules of investments

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2005

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P)(b)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

Missouri (cont.)
Missouri Highways and Transportation Commission, State Road Bonds, Series A 2001	5.125%	02/01/2016	Aa2	$3,000,000	$3,269,970

					4,799,135

Nebraska (2.90%)
Omaha Public Power District, Nebraska, Electric System Revenue Bonds, 1992 Series B (Escrowed to maturity) (a)	6.150%	02/01/2012	Aa2	6,000,000	6,814,560
Omaha Public Power District, Nebraska, Electric System Revenue Bonds, 2002, Series B	5.000%	02/01/2013	Aa2	2,500,000	2,744,700
Nebraska Public Power District Revenue Series A	5.000%	01/01/2017	Aaa	3,000,000	3,210,540

					12,769,800

New Hampshire (0.64%)
City of Manchester, New Hampshire, (Manchester Water Works) Water Revenue Bonds, Series 2003	5.000%	12/01/2017	Aa2	2,620,000	2,834,814

New Jersey (1.77%)
State of New Jersey, General Obligation Bonds, Various Purpose	5.250%	08/01/2014	Aa3	7,000,000	7,820,050

New York (0.49%)
New York City, Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Fiscal 2003, Series D	5.000%	06/15/2016	Aa2	2,000,000	2,153,980

North Carolina (1.66%)
Winston-Salem, North Carolina, Water and Sewer System Revenue Bonds, Series 1995B (Prerefunded to 06-01-2005 @ 102) (a)	5.000%	06/01/2007	Aa2	1,325,000	1,361,424
Winston-Salem, North Carolina, Water and Sewer System Revenue Bonds, Series 1995B (Prerefunded to 06-01-2005 @ 102) (a)	5.100%	06/01/2008	Aa2	1,665,000	1,711,171
County of Wake, North Carolina, General Obligation School Bonds, Series 1997 (Prerefunded to 03-01-2007 @ 101) (a)	4.900%	03/01/2009	Aaa	4,000,000	4,223,720

					7,296,315

North Dakota (0.77%)
North Dakota Municipal Bond Bank, State Revolving Fund Program Bonds, Series 2003 B	5.000%	10/01/2016	Aaa	1,915,000	2,070,172
North Dakota Municipal Bond Bank, State Revolving Fund Program Bonds, Series 2003 B	5.000%	10/01/2017	Aaa	1,225,000	1,320,550

					3,390,722

Ohio (5.42%)
Hilliard City School District, Ohio, General Obligation (Unlimited Tax) School Improvement Bonds, Series 2000	5.300%	12/01/2010	Aa2	2,000,000	2,207,660
State of Ohio, Higher Education Capital Facilities, General Obligation Bonds, Series 2000A	5.250%	02/01/2011	Aa1	2,000,000	2,191,580
State of Ohio, Full Faith & Credit General Obligation Infrastructure Improvement Bonds, Series 1997 (Prerefunded to 08-01-2007 @ 101) (a)	5.350%	08/01/2012	Aa1	5,000,000	5,367,400
Lakota Local School District, County of Butler, Ohio, General Obligation Unlimited Tax School Improvement and Refunding Bonds, Series 2001	5.250%	12/01/2013	Aaa	2,780,000	3,050,605
Mason City School District, Counties of Warren and Butler, Ohio, School Improvement Unlimited Tax General Obligation Bonds, Series 2001	5.000%	12/01/2013	Aa2	2,000,000	2,153,820

See accompanying notes to schedules of investments

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2005

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P)(b)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

Ohio (Cont.)
Delaware County, Ohio, General Obligation, Limited Tax, Sewer District Improvement Bonds, Series 1999	4.900%	12/01/2015	Aaa	$1,970,000	$2,084,043
City of Cincinnati, Ohio, Water System Revenue Bonds, Series 2003	5.000%	12/01/2016	Aa2	1,140,000	1,217,965
Ohio State University (A State University of Ohio) General Receipts Bonds, Series 2002 A	5.250%	12/01/2016	Aa2	5,095,000	5,618,664

					23,891,737

Oklahoma (0.88%)
Oklahoma City, Oklahoma, General Obligation Refunding Bonds, Series 1993	5.300%	08/01/2005	Aa2	2,000,000	2,025,680
City of Tulsa, Oklahoma, General Obligation Bonds, Series 1999	5.250%	12/01/2009	Aa2	1,680,000	1,834,274

					3,859,954

Oregon (4.77%)
Portland, Oregon, Sewer System Revenue Refunding Bonds, 1997 Series A	5.000%	06/01/2011	Aaa	4,000,000	4,189,960
Washington and Clackamas Counties School District #23J (Tigard-Tualatin), Oregon, General Obligation Bonds, Series 1995 (Prerefunded to 06-01-2006 @ 100) (a)	5.550%	06/01/2011	Aa3	2,000,000	2,078,960
Deschutes County, Oregon, Administrative School District Number 1 (Bend-La Pine) General Obligation Bonds, Series 2001A	5.500%	06/15/2014	Aaa	3,500,000	3,881,150
Gresham-Barlow School District 10, Multnomah and Clackamas Counties, Oregon, General Obligation Bonds, Series 2001	5.500%	06/15/2014	Aaa	1,980,000	2,193,266
Newberg School District Number 29J, Yamhill, Clackamas and Washington Counties, Oregon, General Obligation Bonds, Series 2002	5.250%	06/15/2015	Aaa	3,640,000	4,046,224
Reynolds School District 7, Multnomah County, Oregon, General Obligation Refunding Bonds Series 2000	5.000%	06/15/2015	Aaa	2,135,000	2,370,490
City of Hillsboro, Oregon, Full Faith and Credit Bonds, Series 2004	4.750%	06/01/2018	Aaa	500,000	529,505
Oregon City School District No. 62, Clackamas County, Oregon, General Obligation Refunding Bonds, Series 2004	5.000%	06/15/2018	Aaa	1,625,000	1,752,498

					21,042,053

Pennsylvania (1.79%)
Commonwealth of Pennsylvania, General Obligation Bonds, First Series of 2001	5.000%	01/15/2013	Aa2	2,000,000	2,172,980
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004	4.500%	05/15/2016	Aaa	1,070,000	1,125,094
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004	4.500%	05/15/2017	Aaa	1,110,000	1,161,016
Dover Township Sewer Authority, York County, Pennsylvania, Guaranteed Sewer Revenue Bonds, Series 2004	5.000%	11/01/2017	Aaa	1,030,000	1,121,289
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004	4.750%	05/15/2018	Aaa	1,160,000	1,230,017
Dover Township Sewer Authority, York County, Pennsylvania, Guaranteed Sewer Revenue Bonds, Series 2004	5.000%	11/01/2018	Aaa	1,000,000	1,082,760

					7,893,156

South Carolina (2.94%)
Charleston County, South Carolina, General Obligation Bonds of 1994 (ULT) (Escrowed to maturity) (a)	5.400%	06/01/2005	Aa1	1,625,000	1,638,813
State of South Carolina, General Obligation State Highway Bonds, Series 1995	5.100%	08/01/2008	Aaa	1,700,000	1,751,697
State of South Carolina, General Obligation State Highway Bonds, Series 1995	5.250%	08/01/2009	Aaa	1,700,000	1,754,383

See accompanying notes to schedules of investments

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2005

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P)(b)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

South Carolina (Cont.)
City of Columbia, South Carolina, Waterworks and Sewer System Revenue Bonds, Series 1999	5.500%	02/01/2010	Aa2	$2,675,000	$2,952,478
School District Number 1 of Richland County, South Carolina, General Obligation Bonds, Series 1999	5.500%	03/01/2010	Aa1	1,800,000	1,994,958
South Carolina Transportation, Infrastructure Revenue Series A	4.500%	10/01/2014	Aaa	2,750,000	2,854,692

					12,947,021

South Dakota (1.11%)
South Dakota, Housing Development Authority Homeownership Mortgage Bonds, 2001 Series D and 2001 Series E	5.000%	05/01/2014	Aa1	4,680,000	4,895,327

Tennessee (3.70%)
Nashville & Davidson County, Tennessee, General Obligation Refunding Bonds of 1993	5.000%	05/15/2005	Aa2	1,800,000	1,810,584
Nashville & Davidson County, Tennessee, Water and Sewer Revenue Refunding Bonds, Series 1996	5.250%	01/01/2008	Aaa	4,500,000	4,800,105
Williamson County Tennessee, General Obligation Bonds Public Improvement Refunding Bonds, Series 2000	5.000%	03/01/2012	Aa1	2,335,000	2,570,415
Nashville & Davidson County, Tennessee, General Obligation Multi-Purpose Refunding Bonds, Series 2002	5.000%	11/15/2013	Aa2	3,870,000	4,176,272
Williamson County Tennessee, General Obligation Bonds Public Improvement Refunding Bonds, Series 2000	5.000%	03/01/2014	Aa1	2,705,000	2,974,120

					16,331,496

Texas (4.19%)
Carrollton-Farmers Branch Independent School District (Dallas and Denton Counties, Texas) School Building Unlimited Tax Bonds, Series 1996 (Prerefunded to 2-15-2006 @ 100) (a)	5.200%	02/15/2008	Aaa	2,355,000	2,418,562
Carrollton-Farmers Branch Independent School District (Dallas County, Texas) School Building Unlimited Tax Bonds, Series 1999	5.375%	02/15/2008	Aaa	1,000,000	1,072,110
State of Texas, Public Finance Authority, General Obligation Refunding Bonds, Series 1996B (Prerefunded to 10-01-2006 @ 100) (a)	5.400%	10/01/2008	Aa1	3,000,000	3,140,370
Carrollton-Farmers Branch Independent School District (Dallas County, Texas) School Building Unlimited Tax Bonds, Series 1999	5.500%	02/15/2009	Aaa	2,455,000	2,682,922
Fort Worth Independent School District (Tarrant County, Texas), School Building Unlimited Tax Bonds, Series 2000	5.500%	02/15/2010	Aaa	3,000,000	3,316,410
City of San Antonio, Texas, Electric and Gas Systems Revenue Bonds, New Series 2000A (Prerefunded to 2-1-2010 @ 100) (a)	5.750%	02/01/2012	Aa1	2,000,000	2,236,760
McKinney Independent School District (Collin County, Texas), School Building Unlimited Tax Bonds, Series 2000	5.125%	02/15/2012	Aaa	2,115,000	2,285,892
Round Rock Independent School District, Williamson and Travis Counties, Texas, Unlimited Tax School Building and Refunding Bonds, Series 1999	4.750%	08/01/2015	Aaa	1,250,000	1,304,475

					18,457,501

Utah (0.96%)
Salt Lake County, Utah, General Obligation Jail Bonds, Series 1995 (Prerefunded to 12-15-2005 @ 100) (a)	5.000%	12/15/2007	Aaa	2,780,000	2,841,577
City of Provo, Utah County, Utah, General Obligation Library Bonds, Series 1999	5.250%	03/01/2009	Aaa	1,300,000	1,410,864

					4,252,441

See accompanying notes to schedules of investments

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2005

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P)(b)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

Virginia (0.82%)
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 2001A	5.000%	08/01/2014	Aa1	$2,000,000	$2,183,280
Virginia Public School Authority, School Financing Bonds, (1997 Resolution) Series 1999A	5.000%	08/01/2016	Aaa	1,350,000	1,439,087

					3,622,367

Washington (3.57%)
Lakewood School District No. 306, Snohomish County, Washington, Unlimited Tax General Obligation Bonds, 2000	5.550%	12/01/2010	Aa1	2,035,000	2,268,191
State of Washington, General Obligation Bonds, Series 1993A	5.750%	10/01/2012	AA	65,000	72,481
State of Washington, General Obligation Bonds, Series 1993A	5.750%	10/01/2012	AA	4,435,000	4,926,043
City of Vancouver, Washington, Water and Sewer Revenue Refunding Bonds, 1998	4.600%	06/01/2013	Aaa	1,000,000	1,030,310
Seattle, Washington, Water System Revenue 1998	5.000%	10/01/2013	Aa2	2,495,000	2,689,286
City of Vancouver, Washington, Water and Sewer Revenue Refunding Bonds, 1998	4.650%	06/01/2014	Aaa	2,055,000	2,114,061
Public Utility District No. 1, Douglas County, Washington, Electric Distribution System, Revenue and Refunding Bonds, Series 2004	5.000%	12/01/2017	Aaa	705,000	757,085
Tukwila School District No. 406, King County, Washington, Unlimited Tax General Obligation Refunding Bonds, 2004	5.000%	12/01/2017	Aaa	1,000,000	1,075,800
Public Utility District No. 1, Douglas County, Washington, Electric Distribution System, Revenue and Refunding Bonds, Series 2004	5.000%	12/01/2018	Aaa	740,000	790,164

					15,723,421

West Virginia (0.61%)
State of West Virginia, State Road General Obligation Bonds, Series 1998	5.000%	06/01/2013	Aaa	2,540,000	2,688,082

Wisconsin (2.87%)
State of Wisconsin, General Obligation Bonds of 1995, Series A (Prerefunded to 05-01-2005 @ 100) (a)	6.000%	05/01/2008	AA-	2,000,000	2,013,120
State of Wisconsin, General Obligation Refunding Bonds of 1993, Series 2	5.125%	11/01/2010	Aa3	2,500,000	2,733,725
Dane County, Wisconsin, General Obligation Refunding Bonds, Series 1998B	4.800%	03/01/2012	Aaa	2,180,000	2,286,471
Dane County, Wisconsin, General Obligation Refunding Bonds, Series 1998B	4.800%	03/01/2013	Aaa	2,220,000	2,320,655
City of Appleton, Outagamie, Winnebago, and Calumet Counties, Wisconsin, Water System Revenue Refunding Bonds, Series 2001	5.375%	01/01/2016	Aaa	2,985,000	3,280,306

					12,634,277

Total Long-term Municipal Bonds (c) (cost $412,126,026)					435,841,828

See accompanying notes to schedules of investments

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2005

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P)(b)	Shares	Value
Short-term Investments (0.63%)
JPMorgan Tax Free Money Market Fund				2,779,827	$2,779,827

Total Short-term Investments (cost $2,779,827)					2,779,827

TOTAL INVESTMENTS (99.51%) (cost $414,905,853)					438,621,655
OTHER ASSETS, NET OF LIABILITIES (0.49%)					2,155,864

NET ASSETS (100.00%)					$440,777,519

(a)	Advanced Refund Bonds are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities to ensure the timely payment of principal and interest.

(b)	Ratings represent the lower of Moody’s or S&P’s rating.

(c)	Long-term Municipal Bonds consisted of 25.17% Advanced Refund Bonds, 54.54% General Obligation Bonds and 20.29% Municipal Revenue Bonds.

See accompanying notes to schedules of investments

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

1. Investment Objective

The State Farm Associates’ Funds Trust (the “Trust”) has four separate investment portfolios (each a “Fund” and together, the “Funds”). Each Fund has its own investment objective, investment policies, restrictions, and attendant risks.

The investment objective of the Growth Fund is long-term growth of capital which may be supplemented by income. The Growth Fund seeks to achieve this objective by investing at least 80% of its assets in common stocks and other income producing equity securities.

The investment objective of the Balanced Fund is to seek long-term growth of principal while providing some current income. The Balanced Fund seeks to achieve its objective by investing approximately 60% of its assets in common stocks, and ordinarily limits its common stock investments to no more than 75% of total assets. The Balanced Fund ordinarily invests at least 25% of its total assets in fixed income securities. The Balanced Fund invests in bonds to provide relative stability of principal and income.

The investment objective of the Interim Fund is the realization over a period of years of the highest yield consistent with relatively low price volatility. The Interim Fund seeks to achieve its investment objective through investment in high quality debt securities with short-term and intermediate-term maturities.

The investment objective of the Municipal Bond Fund is to seek as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Municipal Bond Fund seeks to achieve its investment objective through investment primarily in a diversified selection of Municipal Bonds with maturities of one to seventeen years. The Municipal Bond Fund normally invests so that either (1) at least 80% of the Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% of the Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

2. Significant accounting policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their schedules of investments in accordance with U.S. generally accepted accounting principles (“GAAP”) in the United States.

Securities valuation

Investments are stated at market value. Stocks traded on securities exchanges, or in an over-the-counter market in which transaction prices are reported, are valued at the last sales prices on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Equity securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the closing values of such securities on the respective exchanges where the security is primarily traded. Long-term debt securities and U.S. Treasury bills are valued using quotations provided by an independent pricing service. Short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) held by any of the Funds are valued on an amortized cost basis, which approximates market value. Short sales are valued at the net proceeds from the sales transaction.

Securities not valued as described above, and securities for which market prices are not readily available or are considered unreliable, are valued pursuant to procedures established by the Trust’s Board of Trustees. These procedures require State Farm Investment Management Corp. (“SFIMC”), the Trust’s investment adviser, to obtain at least one daily bid price quotation from a broker or dealer in the securities. If SFIMC cannot obtain a daily bid price quotation for the security or if SFIMC believes the bid price quotation does not represent the security’s fair value, then SFIMC will determine the security’s fair value in its reasonable judgment.

Fair value, as a general principle, means the value the Fund might reasonably expect to receive upon sale of that security. In fair valuing a security, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in fair valuing securities include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, exchange traded funds, index futures or other financial instruments in the U.S. or other markets.

Securities transactions

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

Securities purchased on a “when-issued” basis

The Municipal Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Municipal Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment cancelled. At February 28, 2005, there were no commitments for such securities included in the Municipal Bond Fund’s portfolio.

Federal income taxes

It is each Fund’s policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies and, in the manner provided therein, to distribute all taxable income, as well as any net realized gain on sales of investments reportable for federal income tax purposes. Each Fund intends to comply with this policy and, accordingly, no provision for federal income taxes has been made.

As of February 28, 2005, the Funds’ aggregate unrealized gains and losses on securities based on cost for federal income tax purposes were as follows:

	Growth Fund	Balanced Fund
Cost of Investments for Federal Tax Purposes	$1,429,785,978	695,772,151
Gross Unrealized Appreciation	1,636,743,590	404,995,260
Gross Unrealized (Depreciation)	(60,986,447)	(11,990,231)
Net Unrealized Appreciation (Depreciation)	1,575,757,143	393,005,029

	Interim Fund	Municipal Bond Fund
Cost of Investments for Federal Tax Purposes	$192,735,682	414,905,853
Gross Unrealized Appreciation	920,927	23,781,772
Gross Unrealized (Depreciation)	(2,066,826)	(65,970)
Net Unrealized Appreciation (Depreciation)	(1,145,899)	23,715,802

Foreign currency translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at period end. Purchases and sales of investment securities are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with realized and unrealized gains and losses on investment securities.

Expenses

Expenses arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses are allocated between the Funds in proportion to their relative net assets.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date, concluded that the registrant’s disclosure controls and procedures were operating in an effective manner.

(b) No changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Associates’ Funds Trust

By	/S/ EDWARD B. RUST, JR.
Edward B. Rust, Jr.
President

Date     4/11/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ EDWARD B. RUST, JR.
Edward B. Rust, Jr.
President

Date     4/11/05

By	/S/ MICHAEL L. TIPSORD
Michael L. Tipsord
Senior Vice President and Treasurer

Date     4/11/05